Performance B.6.3 Deferred tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	$ (12,000,000)		$ (85,000,000)
(Charge)/credit to income statement	(3,000,000)		75,000,000
Charge to Other Comprehensive Income	(1,000,000)
Change in scope	(6,000,000)		0
Exchange differences	(12,000,000)		(2,000,000)
End of period	(34,000,000)		(12,000,000)
Deferred tax assets	(180,000,000)	[1]	(197,000,000)	$ (200,000,000)
Deferred tax liabilities	214,000,000	[1]	209,000,000	285,000,000
Deductible temporary differences	5,076,000,000		4,943,000,000
Unrecognized tax losses	4,856,000,000		4,668,000,000	4,705,000,000
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	725,000,000
Deferred tax assets, intragroup dividends	26,000,000		11,000,000	26,000,000
Colombia
Reconciliation of changes in deferred tax liability (asset) [abstract]
Negative movement in deferred tax assets	30,000,000
Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(235,000,000)		(189,000,000)	(52,000,000)
Deferred tax liabilities	235,000,000		189,000,000	52,000,000
Fixed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	(142,000,000)		(223,000,000)
(Charge)/credit to income statement	23,000,000		81,000,000
Charge to Other Comprehensive Income	0
Change in scope	(9,000,000)		0
Exchange differences	(2,000,000)		0
End of period	(130,000,000)		(142,000,000)
Deductible temporary differences	117,000,000		57,000,000
Fixed assets | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(97,000,000)		(97,000,000)	(84,000,000)
Deferred tax liabilities	227,000,000		239,000,000	307,000,000
Unused tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	187,000,000		34,000,000
(Charge)/credit to income statement	(27,000,000)		150,000,000
Charge to Other Comprehensive Income	0
Change in scope	0		0
Exchange differences	(4,000,000)		3,000,000
End of period	156,000,000		187,000,000
Deductible temporary differences	4,856,000,000		4,668,000,000
Unused tax losses | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(156,000,000)		(187,000,000)	(34,000,000)
Deferred tax liabilities	0		0	0
Unremitted earnings
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	(11,000,000)		(25,000,000)
(Charge)/credit to income statement	(15,000,000)		15,000,000
Charge to Other Comprehensive Income	0
Change in scope	0		0
Exchange differences	0		(1,000,000)
End of period	(26,000,000)		(11,000,000)
Deferred tax liabilities	0		621,000,000	697,000,000
Unremitted earnings | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0		0	0
Deferred tax liabilities	26,000,000		11,000,000	25,000,000
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	(46,000,000)		129,000,000
(Charge)/credit to income statement	16,000,000		(171,000,000)
Charge to Other Comprehensive Income	(1,000,000)
Change in scope	3,000,000		0
Exchange differences	(6,000,000)		(4,000,000)
End of period	(34,000,000)		(46,000,000)
Deductible temporary differences	103,000,000		218,000,000
Other | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	(162,000,000)		(102,000,000)	(134,000,000)
Deferred tax liabilities	196,000,000		148,000,000	5,000,000
Less than 1 year
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	1,000,000		3,000,000	1,000,000
1 to 5 years
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	2,000,000		3,000,000	2,000,000
After five years
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	1,232,000,000		1,089,000,000	493,000,000
No expiry
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	$ 3,621,000,000		$ 3,573,000,000	$ 4,209,000,000

[1]	The assets and liabilities of Tigo Guatemala are fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.